REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM



Board of Directors
Sprott Focus Trust, Inc.
Toronto, Ontario, Canada


In planning and performing our audits of the financial
statements of Sprott Focus Trust, Inc. ("Fund") as of and
for the year ended December 31, 2019, in accordance
with the standards of the Public Company Accounting
Oversight Board (United States), we considered their
internal control over financial reporting, including
control activities for safeguarding securities, as a basis
for designing our auditing procedures for the purpose of
expressing our opinion on the financial statements and to
comply with the requirements of Form N-CEN, but not
for the purpose of expressing an opinion on the
effectiveness of the Fund's internal control over
financial reporting.   Accordingly, we express no such
opinion.

The management of the Fund is responsible for
establishing and maintaining effective internal control
over financial reporting.   In fulfilling this responsibility,
estimates and judgments by management are required to
assess the expected benefits and related costs of controls.
A company's internal control over financial reporting is
a process designed to provide reasonable assurance
regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting
principles.   A company's internal control over financial
reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of inherent limitations, internal control over
financial reporting may not prevent or detect
misstatements.   Also, projections of any evaluation of
effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting
exists when the design or operation of a control does not
allow management or employees, in the normal course
of performing their assigned functions, to prevent or
detect misstatements on a timely basis.   A material
weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.






Board of Directors
Sprott Focus Trust, Inc..

Page Two





Our consideration of the Fund's internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public
Company Accounting Oversight Board (United States).
However, we noted no deficiencies in the Trust's internal control over financial reporting and its operation, including controls for safeguarding securities, which we consider to be material weaknesses, as defined above, as of December 31, 2019.

This report is intended solely for the information and use of management, and the Board of Directors of Sprott
Focus Trust, Inc. and the Securities and Exchange
Commission, and is not intended to be and should not be used by anyone other than these specified parties.





/s/TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 28, 2020